PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	225,633	241,560
Furniture, fixtures and equipment	67,997	73,991
Motor vehicles	12,562	12,251
Leasehold improvements	19,847	19,382
	326,039	347,184
Less: accumulated depreciation and amortization	(91,543)	(113,448)
	234,496	233,736
Construction in progress	4,714	4,827
	239,210	238,563